Financial Instruments - Fair Values of Derivatives (Detail) - USD ($) $ in Millions	Sep. 30, 2016	Dec. 31, 2015
Derivatives, Fair Value [Line Items]
Derivative Assets, Total	$ 117	$ 211
Derivative Liabilities, Total	(211)	(69)
Derivatives Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Total	88	107
Derivative Liabilities, Total	(60)	(35)
Derivatives Designated as Hedging Instruments [Member] | Foreign Exchange Derivatives [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Total	52	61
Derivative Liabilities, Total	(53)	(29)
Derivatives Designated as Hedging Instruments [Member] | Interest Rate Derivatives [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Total	36	30
Derivative Liabilities, Total	(7)	(6)
Derivatives Designated as Hedging Instruments [Member] | Cross Currency Swaps [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Total		16
Derivatives Not Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Total	29	104
Derivative Liabilities, Total	(151)	(34)
Derivatives Not Designated as Hedging Instruments [Member] | Foreign Exchange Derivatives [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Total	28	100
Derivative Liabilities, Total	(149)	(30)
Derivatives Not Designated as Hedging Instruments [Member] | Interest Rate Derivatives [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Total	1	4
Derivative Liabilities, Total	$ (2)	$ (4)